Loans - Schedule of Loans (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 ARS ($)
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations	$ 309	$ 672	$ 1,349
Loans from banks	191,063	154,345	105,751			$ 49,305
Cancellation of negotiable obligations	1,528	3,253	9,970	$ 15,850	$ 11,248
Proceeds from loans	54,719	101,322	55,158
Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans from banks	2,500	2,105	460
Bank overdrafts		1,440	1,926
Banco Nacion Argentina [member] | Badlar Variable Rate Plus Margin of 3.5 Percentage [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued	$ 1,500	$ 2,000
Interest rate	3.50%	3.50%		3.50%	3.50%
Banco Nacion Argentina [member] | Badlar Variable Rate Plus Spread of 4 Percentage [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued		$ 105	$ 250
Interest rate		4.00%	4.00%		4.00%
Banco Nacion Argentina [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued	$ 1,000		$ 210
Interest rate	20.00%		15.00%	20.00%
Negotiable obligations and financial loans [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loans	$ 492	$ 4,960	$ 2,575